                                             ANNUAL REPORT  |  December 31, 2002


                                                                      The Strong

                                                                       Index 500

                                                                            Fund

                              [PHOTO APPEARS HERE]


                                                                   [STRONG LOGO]

                                               ANNUAL REPORT | December 31, 2002

                                                                      The Strong

                                                                       Index 500

                                                                            Fund

Table of Contents

Investment Review

   Strong Index 500 Fund ...........................................  2

Financial Information -- Strong Index 500 Fund

   Statement of Assets and Liabilities .............................  4
   Statement of Operations .........................................  5
   Statements of Changes in Net Assets .............................  6
   Notes to Financial Statements ...................................  7

Financial Highlights ...............................................  9

Independent Accountants' Report .................................... 10


Financial Information-- Master Investment Portfolio--
S&P 500 Index Master Portfolio

   Schedule of Investments ......................................... 11
   Statement of Assets and Liabilities ............................. 16
   Statement of Operations ......................................... 17
   Statements of Changes in Net Assets ............................. 18
   Notes to the Financial Statements ............................... 19

Independent Accountants' Report .................................... 22

Trustees Information ............................................... 23

Directors and Officers ............................................. 25

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

Market Update-- January 1 to December 31, 2002

On December 5, 1996, Federal Reserve Chairman Alan Greenspan publicly voiced concern about what he called the "irrational exuberance" of the stock market. In his opinion, the valuations of far too many common stocks were unjustified. Meanwhile, as the S&P 500 Index appreciated an average of 27.6% per year for the next three years, seasoned investors like Warren Buffet and Julian Robertson found it increasingly difficult to cope with the euphoria of the markets near the end of the bubble. Neither of these seasoned investors wanted to invest in that dangerous environment.

They were wise. March of 2003 will mark the third anniversary of one of the most protracted periods of stock market contraction. As of December 31, 2002, the S&P 500 Index was down 42.4% from its high watermark in 2000, while the Nasdaq had plummeted 73.5%.

The creation of stock market wealth and economic growth are inextricably linked. By definition, the economic value of the market is determined by total U.S. economic production and corporate profitability. During the 20th century, our economy grew at an average rate of 3% real per year. From 2000-2002, the comparable growth rates were 3.8%, 0.3%, and 2.4%, respectively. Strong Financial's economic outlook anticipates 3% real economic growth in 2003, with minimal inflation.

Though it might not seem so nowadays -- particularly after experiencing the euphoria (and returns) of the 1990s -- historically, we live in quite normal times. That is not meant to downplay the many problems that demand solutions today, but simply to place the moment in proper historical perspective.

During the past 100 years, there has only been one time in which the American stock market dropped four years in succession. That occurred during the dark days of the Great Depression (1929-32). Could we once again experience four consecutive years of down markets? It's possible, but history suggests otherwise.

The U.S. economy and stock market are the envy of the world -- and rightly so. Since 1927, the stock market has delivered an average annual return of 10.2%. Unfortunately, stock market bottoms are not obvious, nor are they announced with great fanfare. More often than not, when a market bounces violently off the bottom, few market timers are there to capitalize.

Despite the wall of worries surrounding us these days, at Strong we believe there is a world of opportunity available in the stock market. And while the market may very well trade in a relatively narrow range for the next several years, it's in such "trading range" markets that proven stock-pickers ply their trade and outperform the indexes.

We stand by our belief that if you have an investment horizon of at least five years, you should be served well by owning a well-crafted common stock portfolio.

                                                                 /s/ Dick

Strong Index 500 Fund

Your Fund's Approach

The Strong Index 500 Fund seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger-capitalized companies. The Fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio that holds each of the stocks that make up the S&P 500 Stock(R) Index*./1/

                    Growth of an Assumed $10,000 Investment
                            From 5-1-97 to 12-31-02

                              [CHART APPEARS HERE]

          The Strong Index 500 Fund    S&P 500 Stock(R) Index*   Lipper S&P 500 Funds Index*
Apr 97          $10,000                      $10,000                      $10,000
May 97          $10,640                      $10,645                      $10,644
Jun 97          $11,110                      $11,121                      $11,117
Jul 97          $11,991                      $12,006                      $12,001
Aug 97          $11,320                      $11,334                      $11,327
Sep 97          $11,930                      $11,954                      $11,945
Oct 97          $11,538                      $11,555                      $11,547
Nov 97          $12,060                      $12,090                      $12,076
Dec 97          $12,262                      $12,297                      $12,282
Jan 98          $12,393                      $12,433                      $12,418
Feb 98          $13,271                      $13,329                      $13,307
Mar 98          $13,948                      $14,011                      $13,982
Apr 98          $14,089                      $14,152                      $14,120
May 98          $13,836                      $13,909                      $13,873
Jun 98          $14,392                      $14,474                      $14,433
Jul 98          $14,231                      $14,320                      $14,279
Aug 98          $12,179                      $12,252                      $12,215
Sep 98          $12,957                      $13,037                      $12,997
Oct 98          $14,008                      $14,096                      $14,052
Nov 98          $14,847                      $14,950                      $14,897
Dec 98          $15,709                      $15,811                      $15,762
Jan 99          $16,339                      $16,472                      $16,409
Feb 99          $15,821                      $15,960                      $15,897
Mar 99          $16,451                      $16,599                      $16,528
Apr 99          $17,081                      $17,241                      $17,161
May 99          $16,664                      $16,835                      $16,749
Jun 99          $17,590                      $17,768                      $17,677
Jul 99          $17,030                      $17,214                      $17,124
Aug 99          $16,949                      $17,129                      $17,032
Sep 99          $16,472                      $16,660                      $16,563
Oct 99          $17,518                      $17,714                      $17,607
Nov 99          $17,854                      $18,074                      $17,958
Dec 99          $18,908                      $19,138                      $19,012
Jan 00          $17,945                      $18,177                      $18,053
Feb 00          $17,600                      $17,833                      $17,706
Mar 00          $19,316                      $19,576                      $19,429
Apr 00          $18,730                      $18,988                      $18,841
May 00          $18,333                      $18,599                      $18,449
Jun 00          $18,772                      $19,058                      $18,897
Jul 00          $18,479                      $18,760                      $18,605
Aug 00          $19,620                      $19,924                      $19,754
Sep 00          $18,573                      $18,873                      $18,712.
Oct 00          $18,489                      $18,793                      $18,628
Nov 00          $17,025                      $17,312                      $17,157
Dec 00          $17,104                      $17,397                      $17,241
Jan 01          $17,697                      $18,014                      $17,846
Feb 01          $16,084                      $16,373                      $16,217
Mar 01          $15,053                      $15,336                      $15,185
Apr 01          $16,216                      $16,527                      $16,359
May 01          $16,325                      $16,638                      $16,464
Jun 01          $15,919                      $16,233                      $16,058
Jul 01          $15,755                      $16,073                      $15,895
Aug 01          $14,756                      $15,068                      $14,896
Sep 01          $13,561                      $13,851                      $13,687
Oct 01          $13,813                      $14,115                      $13,945
Nov 01          $14,866                      $15,198                      $15,010
Dec 01          $14,999                      $15,331                      $15,137
Jan 02          $14,766                      $15,107                      $14,912
Feb 02          $14,477                      $14,816                      $14,621
Mar 02          $15,021                      $15,373                      $15,166
Apr 02          $14,100                      $14,442                      $14,243
May 02          $13,989                      $14,336                      $14,133
Jun 02          $12,991                      $13,315                      $13,122
Jul 02          $11,981                      $12,277                      $12,104
Aug 02          $12,048                      $12,358                      $12,182
Sep 02          $10,739                      $11,016                      $10,854
Oct 02          $11,682                      $11,984                      $11,807
Nov 02          $12,358                      $12,689                      $12,499
Dec 02          $11,629                      $11,944                      $11,781


  This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Stock(R) Index and the Lipper S&P 500 Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The graph and the Average Annual Total Returns table do not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. To equalize time periods, the indexes' performances were prorated for the month of May 1997.

+ The Strong Index 500 Fund tracks the S&P 500 Stock(R) Index and the Lipper S&P
  500 Funds Index figures so closely that its results are not discernible on the graph.

  The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

The Strong Index 500 Fund seeks to replicate, before fees and expenses, the returns of the Standard & Poor's 500 Stock(R) Index. For the year ended December 31, 2002, the S&P 500 Index declined 22.10%.

Year was marked by uncertainty
During the year, markets struggled with the uncertainty of economic recovery, a loss in confidence in corporate America, and the possibility of war with Iraq. There were hints of an improving economy in the first few months of 2002, which briefly caused the equity markets to rally. Another factor helping to buoy markets and encourage investors was that consumer confidence jumped a surprising 15%.

By April, however, equity markets once again began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. A new wave of profit warnings was compounded by investor skepticism about accounting methods and corporate leadership after investigations of WorldCom and Tyco followed earlier investigations of Enron. As the year wore on, concerns about possible war in the Middle East grew stronger, taking a further toll on equity performance.

As markets dipped to new lows in the first few days of October, however, bargain hunters moved in, spurring a rebound. Technology and telecommunication stocks were the primary beneficiaries of this rally. Positive news on the economic front also helped boost markets. Notably, GDP growth for the third quarter was revised to a healthy 4%, and corporate earnings rose 2.1%. This rally started to lose steam by the end of the year, however, and was not sufficient to offset the losses suffered in previous quarters.

Broad-based market declines

Within the S&P 500 Index, no sector managed to escape the market downturn. Information technology (which accounts for about 14% of the Index) suffered the steepest declines, returning -37.31% for the year. Telecommunication services (about 4% of the Index) ended the year with a -33.94% return, even after a substantial rebound in the fourth quarter. Consumer staples (roughly 9.5% of the Index) weathered the year's storms the best, with a relatively mild -4.27% return.

In a similar trend, all of the Index's ten largest holdings posted negative returns for the year. Leading the declines were General Electric and IBM. Healthcare stock Merck experienced the smallest decline among the Index's ten largest holdings, returning -1.26%.

While growth stocks outperformed their value counterparts in the fourth-quarter rally, for most of the year value stocks prevailed. Because most of the companies in the Index fall into the growth category, this trend had negative impact on relative performance.

Average Annual Total Returns
As of 12-31-02

---------------------------------------------------------

        1-year                                    -22.47%

        3-year                                    -14.96%

        5-year                                     -1.06%

        Since Fund Inception                        2.70%
        (5-1-97)

Equity funds are volatile investments and should only be considered for long-term goals.

---------------------------------------------------------

Outlook for 2003

Because we are index fund managers, we do not strive to predict market movements or make investment decisions based on our forecasts. Our primary effort in the year ahead will be to seek to replicate the Index's performance as efficiently as we can. If growth stocks are able to sustain a rally in the coming year, it would benefit the performance of this largely growth-oriented Index.

We thank you for your investment in the Strong Index 500 Fund.


     From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns. The Fund has a redemption fee of 0.50% against shares that are held fewer than six months.

/1/ S&P 500 Stock(R) Index does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, or the Fund. "Standard & Poor's 500(R)," "S&P," and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by S&P(R), and S&P(R) makes no representations regarding the advisability of investing in the Fund and the Master Portfolio. S&P's(R) only relationship to the Master Portfolio and the Fund is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index. The S&P 500(R) Index is determined, composed, and calculated by S&P(R) without regard to the Fund or the Master Portfolio.

* S&P 500 Stock(R) Index is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Funds Index is an equally weighted performance index of the 30 largest funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

STRONG INDEX 500 FUND
-----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

Assets:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)      $  152,465,484
  Receivable for Fund Shares Sold                                           1,931,965
  Other Assets                                                                 10,162
                                                                       --------------
  Total Assets                                                            154,407,611
                                                                       --------------

Liabilities:
  Payable for Fund Shares Redeemed                                            940,417
  Due to Administrator                                                         92,959
  Due to Investment Advisor                                                   284,695
  Accrued Operating Expenses and Other Liabilities                             78,233
                                                                       --------------
  Total Liabilities                                                         1,396,304
                                                                       --------------
Net Assets                                                             $  153,011,307
                                                                       ==============

Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                        $  229,822,830
  Undistributed Net Investment Income                                       1,710,922
  Undistributed Net Realized (Loss)                                       (21,501,624)
  Net Unrealized Depreciation on Investments                              (57,020,821)
                                                                       --------------
  Net Assets                                                           $  153,011,307
                                                                       ==============

Capital Shares Outstanding (Unlimited Number Authorized)                   14,770,062

Net Asset Value Per Share                                              $        10.36
                                                                       ==============

                       See Notes to Financial Statements.

STRONG INDEX FUND 500 FUND
------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
December 31,2002

Net Investment Income Allocated from Master Portfolio:
  Dividend Income                                                      $   2,731,306
  Interest Income                                                            103,681
  Expenses                                                                   (87,471)
                                                                       -------------
  Net Investment Income Allocated from Master Portfolio                    2,747,516
                                                                       -------------

Expenses:
  Shareholder Servicing Fees (Note 3)                                        460,907
  Transfer Agency Fees (Note 3)                                              820,983
  Reports to Shareholders                                                    188,782
  Other                                                                      104,508
                                                                       -------------
  Total Expenses before Waivers and Absorptions by Administrator           1,575,180
  Expense Waivers and Absorptions by Administrator (Note 3)                 (870,908)
                                                                       -------------
  Expenses, Net                                                              704,272
                                                                       -------------
Net Investment Income                                                      2,043,244
Realized and Unrealized (Loss) Allocated from Master Portfolio:
  Net Realized Loss on Investments                                       (16,920,534)
  Net Change in Unrealized Appreciation/Depreciation                     (31,403,712)
                                                                       -------------
Net (Loss) Allocated from Master Portfolio                               (48,324,246
                                                                       -------------
Net Decrease in Net Assets Resulting from Operations                    ($46,281,002)
                                                                       =============

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Year Ended        Year Ended
                                                                        Dec 31, 2002      Dec. 31, 2001
                                                                       --------------    --------------
Operations:
   Net Investment Income                                               $    2,043,244    $    1,774,194
   Net Realized Loss                                                      (16,920,534)       (4,111,892)
   Net Change in Unrealized Appreciation/Depreciation                     (31,403,712)      (24,054,618)
                                                                       --------------    --------------
   Net Decrease in Net Assets Resulting from Operations                   (46,281,002)      (26,392,316)
                                                                       --------------    --------------

Distributions:
   From Net Investment Income                                              (1,777,624)         (991,212)
   From Net Realized Gains                                                         --        (1,252,394)
                                                                       --------------    --------------
   Total Distributions                                                     (1,777,624)       (2,243,606)
                                                                       --------------    --------------

Transactions in Shares of Beneficial Interest:
   Proceeds from Shares Sold                                               67,186,722       100,327,445
   Proceeds from Reinvestment of Distributions                              1,546,003         2,146,149
   Payment for Shares Redeemed                                            (54,232,370)      (67,519,487)
                                                                       --------------    --------------
   Net Increase in Net Assets from Beneficial Interest Transactions        14,500,355        34,954,107
                                                                       --------------    --------------
Total Increase (Decrease) in Net Assets                                   (33,558,271)        6,318,185

Net Assets:
   Beginning of Year                                                      186,569,578       180,251,393
                                                                       --------------    --------------
   End of Year                                                         $  153,011,307    $  186,569,578
                                                                       ==============    ==============
   Undistributed Net Investment Income                                 $    1,710,922    $      860,850

Transactions in Shares of the Fund:
   Sold                                                                     5,728,472         6,918,743
   Issued in Reinvestment of Distributions                                    149,365           156,705
   Redeemed                                                                (4,910,181)       (4,836,211)
                                                                       --------------    --------------
   Net Increase in Shares of the Fund                                         967,656         2,239,237
                                                                       ==============    ==============

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

1.  Organization

    The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

    (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 6.52% in the net assets of the Master Portfolio at December 31, 2002. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

        Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statements and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

        The Fund generally pays dividends from net investment income and distributes net capital gains, if any, that it realizes at least annually.

    (C) Accounting for Investments -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination.

    (D) Expenses -- The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

    (E) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.  Related Party Transactions

    Effective November 30, 2001, Strong Investor Services, Inc. ("the Administrator") provides administrative, shareholder recordkeeping and related services to the Fund. For these services, the Fund pays the Administrator a shareholder servicing fee at an annual rate of .25% of the Fund's average daily net assets. The Fund pays the Administrator a transfer agent fee based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or absorbed by the Administrator for the period ended December 31, 2002. Waived or absorbed fees continue at the discretion of the Administrator. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Charges allocated to the Fund by the Administrator are included in Other Expenses in the Fund's Statement of Operations. In addition, the Administrator is compensated for certain other services related to costs incurred for reports to shareholders. The amounts billed by the Administrator for shareholder servicing, Transfer Agency Fees, and unaffiliated directors' fees for the period ended December 31, 2002, were $460,907, $820,983, and $3,926, respectively.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2002

4.  Income Tax Information

    At December 31, 2002, distributable ordinary income and distributable long-term capital gains were $1,710,922, and $0, respectively. The tax components of dividends paid during the years ended December 31, 2002 and 2001, capital loss carryovers (expiring in 2010) as of December 31, 2002, and tax basis post-October losses as of December 31, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                               2002 Income Tax Information                    2001 Income Tax Information
                             -----------------------------------------------------------      ---------------------------
                               Ordinary         Long-Term      Net Capital                     Ordinary        Long-Term
                                Income        Capital Gains       Loss      Post-October        Income       Capital Gains
                             Distributions    Distributions    Carryovers      Losses        Distributions   Distributions
                             -------------    -------------    ----------   ------------     -------------   -------------
Strong Index 500 Fund         $1,777,624           --          $14,221,007    $625,566         $991,212        $1,252,394

For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended December 31, 2002 which is designated as qualifying for the dividends-received deduction is 100.0%.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          Year Ended
                                                              ----------------------------------------------------------------------
                                                               Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,     Feb. 28,      Feb. 28,
Selected Per-Share Data/(a)/                                     2002       2001       2000     1999/(b)/      1999        1998/(c)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  13.52   $   15.59   $  18.07   $   15.56    $ 13.16      $  10.00

Income From Investment Operations:
   Net Investment Income                                          0.14        0.12       0.13        0.15       0.13          0.11
   Net Realized and Unrealized Gains (Losses) on Investments     (3.18)      (2.04)     (1.86)       2.89       2.39          3.15
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                              (3.04)      (1.92)     (1.73)       3.04       2.52          3.26

Less Distributions:
   From Net Investment Income                                    (0.12)      (0.06)     (0.13)      (0.15)     (0.12)        (0.09)
   From Net Realized Gains                                          --       (0.09)     (0.62)      (0.38)     (0.00)(d)     (0.01)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                           (0.12)      (0.15)     (0.75)      (0.53)     (0.12)        (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $  10.36   $   13.52   $  15.59   $   18.07    $ 15.56      $  13.16
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                  -22.5%      -12.3%      -9.5%      +19.5%     +19.2%        +32.7%
   Net Assets, End of Period (In Millions)                    $    153   $     187   $    180   $     186    $   139      $     32
   Ratio of Expenses to Average Net Assets Without
       Waivers and Absorptions by Administrator                   0.95%       0.87%      0.73%       0.69%*     0.73%         1.53%*
   Ratio of Expenses to Average Net Assets                        0.45%       0.45%      0.45%       0.45%*     0.45%         0.44%*
   Ratio of Net Investment Income to Average Net Assets           1.17%       0.90%      0.80%       1.04%*     1.18%         1.43%*
   Portfolio Turnover Rate/(e)/                                     12%          9%        10%          7%        11%            6%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) In 1999, the Fund changed its fiscal year-end from February to December.
(c) For the period from May 1, 1997 (inception) to February 28, 1998.
(d) Amount calculated is less than $0.005.
(e) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of Strong Equity Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Strong Index 500 Fund, a series of Strong Equity Funds, Inc. (the "Fund"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial statements of the Fund at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 12, 2003

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

Security Name                                          Shares          Value
--------------------------------------------------------------------------------
Common Stocks 95.94%
Advertising 0.22%
Interpublic Group of Companies Inc.                    106,708     $  1,502,449
Omnicom Group Inc.                                      52,061        3,363,141
TMP Worldwide Inc./(1)/                                 30,808          348,438
                                                                   ------------
                                                                      5,214,028

Aerospace/Defense 1.61%
Boeing Co. (The)                                       232,443        7,668,295
General Dynamics Corp.                                  55,670        4,418,528
Goodrich (B.F.) Co.                                     31,812          582,796
Lockheed Martin Corp.                                  126,277        7,292,497
Northrop Grumman Corp.                                  50,399        4,888,703
Raytheon Co.                                           112,360        3,455,070
Rockwell Collins Inc.                                   50,561        1,176,049
United Technologies Corp.                              131,149        8,123,369
                                                                   ------------
                                                                     37,605,307

Airlines 0.16%
AMR Corp./(1)/                                          43,555          287,463
Delta Air Lines Inc.                                    34,034          411,811
Southwest Airlines Co.                                 214,436        2,980,660
                                                                   ------------
                                                                      3,679,934

Apparel 0.30%
Jones Apparel Group Inc./(1)/                           35,736        1,266,484
Liz Claiborne Inc.                                      29,515          875,120
Nike Inc. "B"                                           73,515        3,269,212
Reebok International Ltd./(1)/                          16,535          486,129
VF Corp.                                                30,033        1,082,690
                                                                   ------------
                                                                      6,979,635

Auto Manufacturers 0.53%
Ford Motor Company                                     508,063        4,724,986
General Motors Corp. "A"                               155,166        5,719,419
Navistar International Corp./(1)/                       16,744          407,047
PACCAR Inc.                                             32,089        1,480,266
                                                                   ------------
                                                                     12,331,718

Auto Parts & Equipment 0.11%
Cooper Tire & Rubber Co.                                20,280          311,095
Dana Corp.                                              41,090          483,218
Delphi Corp.                                           154,547        1,244,103
Goodyear Tire & Rubber Co. (The)                        48,376          329,441
Visteon Corp.                                           36,112          251,340
                                                                   ------------
                                                                      2,619,197

Banks 7.26%
AmSouth Bancorp                                         98,541        1,891,987
Bank of America Corp.                                  414,498       28,836,626
Bank of New York Co. Inc. (The)                        201,078        4,817,829
Bank One Corp.                                         322,565       11,789,751
BB&T Corp.                                             132,673        4,907,574
Charter One Financial Inc.                              62,660        1,800,222
Comerica Inc.                                           48,414        2,093,421
Fifth Third Bancorp                                    160,039        9,370,284
First Tennessee National Corp.                          34,793        1,250,460
FleetBoston Financial Corp.                            290,604        7,061,677
Golden West Financial Corp.                             42,526        3,053,792
Huntington Bancshares Inc.                              65,348        1,222,661
KeyCorp                                                117,614        2,956,816
Marshall & Ilsley Corp.                                 60,424        1,654,409
Mellon Financial Corp.                                 119,422        3,118,108
National City Corp.                                    169,405        4,628,145
North Fork Bancorp Inc.                                 44,787        1,511,113
Northern Trust Corp.                                    61,113        2,142,011
PNC Financial Services Group                            78,618        3,294,094
Regions Financial Corp.                                 61,266        2,043,834
SouthTrust Corp.                                        96,002        2,385,650
State Street Corp.                                      89,796        3,502,044
SunTrust Banks Inc.                                     78,587        4,473,172
Synovus Financial Corp.                                 82,976        1,609,734
U.S. Bancorp                                           530,404       11,255,173
Union Planters Corp.                                    54,946        1,546,180
Wachovia Corp.                                         376,757       13,729,025
Washington Mutual Inc.                                 262,217        9,054,353
Wells Fargo & Company                                  468,566       21,961,688
Zions Bancorporation                                    25,218          992,303
                                                                   ------------
                                                                    169,954,136

Beverages 2.92%
Anheuser-Busch Companies Inc.                          237,064       11,473,898
Brown-Forman Corp. "B"                                  18,930        1,237,265
Coca-Cola Co. (The)                                    686,491       30,082,036
Coca-Cola Enterprises Inc.                             124,388        2,701,707
Coors (Adolf) Company "B"                               10,068          616,665
Pepsi Bottling Group Inc.                               77,753        1,998,252
PepsiCo Inc.                                           478,309       20,194,206
                                                                   ------------
                                                                     68,304,029

Biotechnology 0.97%
Amgen Inc./(1)/                                        356,392       17,227,989
Biogen Inc./(1)/                                        41,251        1,652,515
Chiron Corp./(1)/                                       52,112        1,959,411
Genzyme Corp. - General Division/(1)/                   59,382        1,755,926
                                                                   ------------
                                                                     22,595,841

Building Materials 0.23%
American Standard Companies Inc./(1)/                   20,050        1,426,357
Masco Corp.                                            136,352        2,870,210
Vulcan Materials Co.                                    28,072        1,052,700
                                                                   ------------
                                                                      5,349,267

Chemicals 1.50%
Air Products & Chemicals Inc.                           62,912        2,689,488
Ashland Inc.                                            18,833          537,305
Dow Chemical Co. (The)                                 252,266        7,492,300
Du Pont (E.I.) de Nemours and Co.                      275,088       11,663,731
Eastman Chemical Co.                                    21,470          789,452
Engelhard Corp.                                         35,305          789,067
Great Lakes Chemical Corp.                              13,881          331,478
Hercules Inc./(1)/                                      30,120          265,056
Monsanto Co.                                            72,449        1,394,643
PPG Industries Inc.                                     46,897        2,351,885
Praxair Inc.                                            44,762        2,585,901
Rohm & Haas Co. "A"                                     61,234        1,988,880
Sherwin-Williams Co. (The)                              41,444        1,170,793
Sigma-Aldrich Corp.                                     19,900          969,130
                                                                   ------------
                                                                     35,019,109

Commercial Services 0.95%
Apollo Group Inc. "A"/(1)/                              48,284        2,124,496
Block (H & R) Inc.                                      50,058        2,012,332
Cendant Corp./(1)/                                     286,894        3,006,649
Concord EFS Inc./(1)/                                  141,028        2,219,781
Convergys Corp./(1)/                                    48,153          729,518
Deluxe Corp.                                            17,149          721,973
Donnelley (R.R.) & Sons Co.                             31,487          685,472
Ecolab Inc.                                             35,855        1,774,822
Equifax Inc.                                            39,495          913,914
McKesson Corp.                                          80,575        2,177,942
Moody's Corp.                                           41,898        1,729,968
Paychex Inc.                                           104,108        2,904,613
Quintiles Transnational Corp./(1)/                      32,455          392,705
Robert Half International Inc./(1)/                     48,072          774,440
                                                                   ------------
                                                                     22,168,625

Computers 4.99%
Apple Computer Inc./(1)/                                99,524        1,426,179
Cisco Systems Inc./(1)/                              2,000,957       26,212,537
Computer Sciences Corp./(1)/                            47,542        1,637,822
Dell Computer Corp./(1)/                               717,137       19,176,243
Electronic Data Systems Corp.                          132,049        2,433,663
EMC Corp./(1)/                                         608,823        3,738,173
Gateway Inc./(1)/                                       89,561          281,222

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENT (continued)                             December 31, 2002

Security Name                                        Shares           Value
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    844,953   $  14,668,384
International Business Machines Corp.                  468,005      36,270,387
Lexmark International Inc. "A"/(1)/                     34,837       2,107,638
NCR Corp./(1)/                                          27,110         643,591
Network Appliance Inc./(1)/                             93,396         933,960
Sun Microsystems Inc./(1)/                             863,261       2,684,742
SunGard Data Systems Inc./(1)/                          78,364       1,846,256
Unisys Corp./(1)/                                       89,809         889,109
Veritas Software Corp./(1)/                            113,912       1,779,305
                                                                 -------------
                                                                   116,729,211

Cosmetics/Personal Care 2.55%
Alberto-Culver Co. "B"                                  16,084         810,634
Avon Products Inc.                                      65,140       3,509,092
Colgate-Palmolive Co.                                  149,099       7,817,261
Gillette Co. (The)                                     292,078       8,867,488
International Flavors & Fragrances Inc.                 26,192         919,339
Kimberly-Clark Corp.                                   142,481       6,763,573
Procter & Gamble Co.                                   359,789      30,920,267
                                                                 -------------
                                                                    59,607,654

Distribution/Wholesale 0.27%
Costco Wholesale Corp./(1)/                            126,166       3,540,218
Genuine Parts Co.                                       48,436       1,491,829
Grainger (W.W.) Inc.                                    25,366       1,307,617
                                                                 -------------
                                                                     6,339,664

Diversified Financial Services 7.16%
American Express Co.                                   364,024      12,868,248
Bear Stearns Companies Inc. (The)                       26,659       1,583,545
Capital One Financial Corp.                             61,403       1,824,897
Citigroup Inc.                                       1,422,305      50,050,913
Countrywide Financial Corp.                             34,975       1,806,459
Fannie Mae                                             275,519      17,724,137
Franklin Resources Inc.                                 71,947       2,451,954
Freddie Mac                                            192,636      11,375,156
Goldman Sachs Group Inc. (The)                         132,250       9,006,225
Household International Inc.                           131,089       3,645,585
JP Morgan Chase & Co.                                  552,826      13,267,824
Lehman Brothers Holdings Inc.                           65,793       3,506,109
MBNA Corp.                                             353,755       6,728,420
Merrill Lynch & Co. Inc.                               239,356       9,083,560
Morgan Stanley                                         300,686      12,003,385
Providian Financial Corp./(1)/                          79,795         517,870
Schwab (Charles) Corp. (The)                           372,292       4,039,368
SLM Corp.                                               42,539       4,418,101
Stilwell Financial Inc.                                 61,456         803,230
T. Rowe Price Group Inc.                                33,810         922,337
                                                                 -------------
                                                                   167,627,323

Electric 2.45%
AES Corp. (The)/(1)/                                   151,277         456,857
Allegheny Energy Inc.                                   34,711         262,415
Ameren Corp.                                            42,511       1,767,182
American Electric Power Co. Inc.                        93,789       2,563,253
Calpine Corp./(1)/                                     104,034         339,151
CenterPoint Energy Inc.                                 84,007         714,059
Cinergy Corp.                                           46,579       1,570,644
CMS Energy Corp.                                        39,777         375,495
Consolidated Edison Inc.                                59,130       2,531,947
Constellation Energy Group Inc.                         45,579       1,268,008
Dominion Resources Inc.                                 85,055       4,669,519
DTE Energy Co.                                          46,359       2,151,058
Duke Energy Corp.                                      247,014       4,826,654
Edison International/(1)/                               90,058       1,067,187
Entergy Corp.                                           61,529       2,805,107
Exelon Corp.                                            89,419       4,718,641
FirstEnergy Corp.                                       82,387       2,716,299
FPL Group Inc.                                          50,522       3,037,888
Mirant Corp./(1)/                                      111,074         209,930
NiSource Inc.                                           67,454       1,349,080
PG&E Corp./(1)/                                        111,986       1,556,605
Pinnacle West Capital Corp.                             25,015         852,761
PPL Corp.                                               45,508       1,578,217
Progress Energy Inc.                                    65,566       2,842,286
Public Service Enterprise Group Inc.                    61,557       1,975,980
Southern Co.                                           197,537       5,608,075
TECO Energy Inc.                                        48,567         751,331
TXU Corp.                                               89,142       1,665,173
Xcel Energy Inc.                                       110,441       1,214,851
                                                                 -------------
                                                                    57,445,653

Electrical Components & Equipment 0.09%
American Power Conversion Corp./(1)/                    54,433         824,660
Molex Inc.                                              53,288       1,227,756
Power-One Inc./(1)/                                     22,038         124,955
                                                                 -------------
                                                                     2,177,371

Electronics 0.55%
Agilent Technologies Inc./(1)/                         129,173       2,319,947
Applera Corp. - Applied Biosystems Group                58,060       1,018,372
Jabil Circuit Inc./(1)/                                 54,828         982,518
Johnson Controls Inc.                                   24,592       1,971,541
Millipore Corp./(1)/                                    13,374         454,716
Parker Hannifin Corp.                                   32,686       1,507,805
PerkinElmer Inc.                                        35,154         290,020
Sanmina-SCI Corp./(1)/                                 146,265         656,730
Solectron Corp./(1)/                                   229,116         813,362
Symbol Technologies Inc.                                64,038         526,392
Tektronix Inc./(1)/                                     24,223         440,616
Thermo Electron Corp./(1)/                              45,398         913,408
Thomas & Betts Corp./(1)/                               16,140         272,766
Waters Corp./(1)/                                       35,871         781,270
                                                                 -------------
                                                                    12,949,463

Engineering & Construction 0.03%
Fluor Corp.                                             22,269         623,532
                                                                 -------------
                                                                       623,532

Entertainment 0.08%
International Game Technology Inc./(1)/                 24,007       1,822,611
                                                                 -------------
                                                                     1,822,611

Environmental Control 0.19%
Allied Waste Industries Inc./(1)/                       54,419         544,190
Waste Management Inc.                                  168,653       3,865,527
                                                                 -------------
                                                                     4,409,717

Food 1.98%
Albertson's Inc.                                       105,100       2,339,526
Archer-Daniels-Midland Co.                             179,280       2,223,072
Campbell Soup Co.                                      113,580       2,665,723
ConAgra Foods Inc.                                     148,670       3,718,237
General Mills Inc.                                     101,858       4,782,233
Heinz (H.J.) Co.                                        96,959       3,187,042
Hershey Foods Corp.                                     37,685       2,541,476
Kellogg Co.                                            113,118       3,876,554
Kroger Co./(1)/                                        214,276       3,310,564
Safeway Inc./(1)/                                      122,247       2,855,690
Sara Lee Corp.                                         216,019       4,862,588
SUPERVALU Inc.                                          36,954         610,111
Sysco Corp.                                            181,958       5,420,529
Winn-Dixie Stores Inc.                                  38,863         593,827
Wrigley (William Jr.) Co.                               62,382       3,423,524
                                                                 -------------
                                                                    46,410,696

Forest Products & Paper 0.54%
Boise Cascade Corp.                                     16,135         406,925
Georgia-Pacific Corp.                                   69,177       1,117,900
International Paper Co.                                132,897       4,647,408
Louisiana-Pacific Corp./(1)/                            28,933         233,200
MeadWestvaco Corp.                                      55,414       1,369,280
Plum Creek Timber Co. Inc.                              51,288       1,210,397

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2002

Security Name                                          Shares         Value
--------------------------------------------------------------------------------
Temple-Inland Inc.                                     14,839    $    664,936
Weyerhaeuser Co.                                       60,608       2,982,520
                                                                 ------------
                                                                   12,632,566

Gas 0.15%
KeySpan Corp.                                          39,298       1,384,862
Nicor Inc.                                             12,155         413,635
Peoples Energy Corp.                                    9,777         377,881
Sempra Energy                                          56,771       1,342,634
                                                                 ------------
                                                                    3,519,012

Hand/Machine Tools 0.35%
Black & Decker Corp.                                   22,355         958,806
Emerson Electric Co.                                  116,576       5,927,890
Snap-On Inc.                                           16,155         454,117
Stanley Works (The)                                    24,410         844,098
                                                                 ------------
                                                                    8,184,911

Health Care 4.76%
Aetna Inc.                                             41,701       1,714,745
Anthem Inc./(1)/                                       39,151       2,462,598
Bard (C.R.) Inc.                                       14,351         832,358
Bausch & Lomb Inc.                                     14,919         537,084
Baxter International Inc.                             164,371       4,602,388
Becton, Dickinson & Co.                                71,077       2,181,353
Biomet Inc.                                            72,018       2,064,036
Boston Scientific Corp./(1)/                          112,914       4,801,103
Guidant Corp./(1)/                                     84,626       2,610,712
HCA Inc.                                              142,165       5,899,847
Health Management Associates Inc. "A"                  65,902       1,179,646
HEALTHSOUTH Corp./(1)/                                109,515         459,963
Humana Inc./(1)/                                       45,153         451,530
Johnson & Johnson                                     822,592      44,181,416
Manor Care Inc./(1)/                                   26,801         498,767
Medtronic Inc.                                        337,851      15,406,006
Quest Diagnostics Inc./(1)/                            27,062       1,539,828
St. Jude Medical Inc./(1)/                             49,138       1,951,761
Stryker Corp.                                          54,801       3,678,243
Tenet Healthcare Corp./(1)/                           135,059       2,214,968
UnitedHealth Group Inc.                                84,295       7,038,632
WellPoint Health Networks Inc./(1)/                    41,178       2,930,226
Zimmer Holdings Inc./(1)/                              53,988       2,241,582
                                                                 ------------
                                                                  111,478,792

Home Builders 0.10%
Centex Corp.                                           17,057         856,261
KB Home                                                13,310         570,333
Pulte Homes Inc.                                       16,946         811,205
                                                                 ------------
                                                                    2,237,799

Home Furnishings 0.12%
Leggett & Platt Inc.                                   53,917       1,209,897
Maytag Corp.                                           21,689         618,136
Whirlpool Corp.                                        18,889         986,384
                                                                 ------------
                                                                    2,814,417

Household Products/Wares 0.39%
American Greetings Corp. "A"/(1)/                      18,123         286,343
Avery Dennison Corp.                                   30,389       1,856,160
Clorox Co.                                             60,982       2,515,507
Fortune Brands Inc.                                    41,379       1,924,537
Newell Rubbermaid Inc.                                 73,997       2,244,329
Tupperware Corp.                                       16,141         243,406
                                                                 ------------
                                                                    9,070,282

Insurance 4.87%
ACE Ltd.                                               72,695       2,132,871
AFLAC Inc.                                            142,878       4,303,485
Allstate Corp. (The)                                  194,722       7,202,767
Ambac Financial Group Inc.                             29,383       1,652,500
American International Group Inc.                     722,353      41,788,121
AON Corp.                                              85,721       1,619,270
Chubb Corp.                                            47,362       2,472,296
CIGNA Corp.                                            38,616       1,587,890
Cincinnati Financial Corp.                             44,720       1,679,236
Hancock (John) Financial Services Inc.                 79,863       2,228,178
Hartford Financial Services Group Inc.                 70,632       3,208,812
Jefferson-Pilot Corp.                                  39,796       1,516,626
Lincoln National Corp.                                 49,101       1,550,610
Loews Corp.                                            51,322       2,281,776
Marsh & McLennan Companies Inc.                       148,699       6,871,381
MBIA Inc.                                              40,236       1,764,751
MetLife Inc.                                          193,915       5,243,462
MGIC Investment Corp.                                  27,879       1,151,403
Principal Financial Group Inc.                         93,368       2,813,178
Progressive Corp. (The)                                60,282       2,991,796
Prudential Financial Inc.                             156,842       4,978,165
SAFECO Corp.                                           38,240       1,325,781
St. Paul Companies Inc.                                62,691       2,134,629
Torchmark Corp.                                        32,761       1,196,759
Travelers Property Casualty Corp. "B"/(1)/            277,859       4,070,634
UNUMProvident Corp.                                    66,936       1,174,057
XL Capital Ltd. "A"                                    37,603       2,904,831
                                                                 ------------
                                                                  113,845,265

Iron/Steel 0.06%
Allegheny Technologies Inc.                            22,262         138,692
Nucor Corp.                                            21,692         895,880
United States Steel Corp.                              28,165         369,525
                                                                 ------------
                                                                    1,404,097

Leisure Time 0.39%
Brunswick Corp.                                        24,900         494,514
Carnival Corp. "A"                                    162,446       4,053,028
Harley-Davidson Inc.                                   83,786       3,870,913
Sabre Holdings Corp./(1)/                              39,639         717,862
                                                                 ------------
                                                                    9,136,317

Lodging 0.26%
Harrah's Entertainment Inc./(1)/                       30,945       1,225,422
Hilton Hotels Corp.                                   104,242       1,324,916
Marriott International Inc. "A"                        65,912       2,166,527
Starwood Hotels & Resorts Worldwide Inc.               55,260       1,311,872
                                                                 ------------
                                                                    6,028,737

Machinery 0.53%
Caterpillar Inc.                                       95,286       4,356,476
Cummins Inc.                                           11,571         325,492
Deere & Co.                                            66,051       3,028,438
Dover Corp.                                            55,967       1,631,998
Ingersoll-Rand Co. "A"                                 46,843       2,017,060
McDermott International Inc./(1)/                      17,537          76,812
Rockwell Automation Inc.                               51,589       1,068,408
                                                                 ------------
                                                                   12,504,684

Manufacturers 4.83%
Cooper Industries Ltd.                                 25,578         932,318
Crane Co.                                              16,562         330,081
Danaher Corp.                                          42,187       2,771,686
Eastman Kodak Co.                                      80,765       2,830,006
Eaton Corp.                                            19,508       1,523,770
General Electric Co.                                2,755,604      67,098,957
Honeywell International Inc.                          227,318       5,455,632
Illinois Tool Works Inc.                               84,840       5,502,722
ITT Industries Inc.                                    25,416       1,542,497
Pall Corp.                                             33,888         565,252
Textron Inc.                                           38,055       1,635,984
3M Co.                                                108,044      13,321,825
Tyco International Ltd.                               552,437       9,435,624
                                                                 ------------
                                                                  112,946,354

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2002

Security Name                                        Shares          Value
--------------------------------------------------------------------------------
Media 3.65%
AOL Time Warner Inc./(1)/                          1,237,789    $ 16,215,036
Clear Channel Communications Inc./(1)/               169,647       6,326,137
Comcast Corp. "A"/(1)/                               306,047       7,213,528
Comcast Corp. Special "A"/(1)/                       336,762       7,607,454
Dow Jones & Co. Inc.                                  22,885         989,319
Gannett Co. Inc.                                      73,997       5,312,985
Knight Ridder Inc.                                    22,841       1,444,693
McGraw-Hill Companies Inc. (The)                      53,641       3,242,062
Meredith Corp.                                        13,718         563,947
New York Times Co. "A"                                41,919       1,916,956
Tribune Co.                                           84,377       3,835,778
Univision Communications Inc. "A"/(1)/                63,517       1,556,166
Viacom Inc. "B"/(1)/                                 487,672      19,877,511
Walt Disney Co. (The)                                565,445       9,222,408
                                                                ------------
                                                                  85,323,980

Metal Fabricate/Hardware 0.02%
Worthington Industries Inc.                           23,643         360,319
                                                                ------------
                                                                     360,319

Mining 0.43%
Alcoa Inc.                                           233,746       5,324,734
Freeport-McMoRan Copper & Gold Inc./(1)/              40,062         672,240
Newmont Mining Corp.                                 111,200       3,228,136
Phelps Dodge Corp./(1)/                               24,566         777,514
                                                                ------------
                                                                  10,002,624

Office/Business Equipment 0.16%
Pitney Bowes Inc.                                     65,570       2,141,516
Xerox Corp./(1)/                                     203,474       1,637,966
                                                                ------------
                                                                   3,779,482

Oil & Gas Producers 5.22%
Amerada Hess Corp.                                    24,742       1,362,047
Anadarko Petroleum Corp.                              68,825       3,296,718
Apache Corp.                                          39,848       2,270,938
Burlington Resources Inc.                             55,726       2,376,714
ChevronTexaco Corp.                                  295,777      19,663,255
ConocoPhillips                                       187,405       9,068,528
Devon Energy Corp.                                    43,360       1,990,224
EOG Resources Inc.                                    31,938       1,274,965
Exxon Mobil Corp.                                  1,863,431      65,108,279
Kerr-McGee Corp.                                      27,760       1,229,768
Kinder Morgan Inc.                                    33,757       1,426,908
Marathon Oil Corp.                                    86,392       1,839,286
Nabors Industries Ltd./(1)/                           40,070       1,413,269
Noble Corp./(1)/                                      37,086       1,303,573
Occidental Petroleum Corp.                           104,346       2,968,644
Rowan Companies Inc.                                  25,919         588,361
Sunoco Inc.                                           21,204         703,549
Transocean Inc.                                       88,426       2,051,483
Unocal Corp.                                          71,381       2,182,831
                                                                ------------
                                                                 122,119,340

Oil & Gas Services 0.57%
Baker Hughes Inc.                                     93,029       2,994,604
BJ Services Co./(1)/                                  43,415       1,402,739
Halliburton Co.                                      120,806       2,260,280
Schlumberger Ltd.                                    160,770       6,766,809
                                                                ------------
                                                                  13,424,432

Packaging & Containers 0.14%
Ball Corp.                                            15,708         804,093
Bemis Co.                                             14,648         726,980
Pactiv Corp./(1)/                                     43,979         961,381
Sealed Air Corp./(1)/                                 23,304         869,239
                                                                ------------
                                                                   3,361,693

Pharmaceuticals 8.30%
Abbott Laboratories                                  432,671      17,306,840
Allergan Inc.                                         35,820       2,063,948
AmerisourceBergen Corp.                               29,299       1,591,229
Bristol-Myers Squibb Co.                             536,359      12,416,711
Cardinal Health Inc.                                 122,575       7,255,214
Forest Laboratories Inc. "A"/(1)/                     50,104       4,921,215
King Pharmaceuticals Inc./(1)/                        66,804       1,148,361
Lilly (Eli) and Co.                                  311,067      19,752,755
MedImmune Inc./(1)/                                   69,469       1,887,473
Merck & Co. Inc.                                     621,819      35,201,174
Pfizer Inc.                                        1,706,501      52,167,736
Pharmacia Corp.                                      358,007      14,964,693
Schering-Plough Corp.                                406,087       9,015,131
Watson Pharmaceuticals Inc./(1)/                      29,563         835,746
Wyeth                                                367,070      13,728,418
                                                                ------------
                                                                 194,256,644

Pipelines 0.07%
Dynegy Inc. "A"                                      101,977         120,333
El Paso Corp.                                        165,708       1,153,328
Williams Companies Inc.                              142,680         385,236
                                                                ------------
                                                                   1,658,897

Real Estate Investment Trusts 0.28%
Equity Office Properties Trust                       114,090       2,849,968
Equity Residential                                    75,100       1,845,958
Simon Property Group Inc.                             51,927       1,769,153
                                                                ------------
                                                                   6,465,079

Retail 6.83%
AutoZone Inc./(1)/                                    27,299       1,928,674
Bed Bath & Beyond Inc./(1)/                           80,994       2,796,723
Best Buy Co. Inc./(1)/                                89,034       2,150,171
Big Lots Inc./(1)/                                    32,004         423,413
Circuit City Stores Inc.                              57,986         430,256
CVS Corp.                                            108,767       2,715,912
Darden Restaurants Inc.                               47,318         967,653
Dillards Inc. "A"                                     23,588         374,106
Dollar General Corp.                                  92,447       1,104,742
eBay Inc./(1)/                                        85,478       5,797,118
Family Dollar Stores Inc.                             47,872       1,494,085
Federated Department Stores Inc./(1)/                 54,401       1,564,573
Gap Inc. (The)                                       244,699       3,797,728
Home Depot Inc.                                      644,139      15,433,570
Kohls Corp./(1)/                                      93,353       5,223,100
Limited Brands Inc.                                  144,709       2,015,796
Lowe's Companies Inc.                                216,079       8,102,963
May Department Stores Co. (The)                       79,779       1,833,321
McDonald's Corp.                                     351,642       5,654,403
Nordstrom Inc.                                        37,604         713,348
Office Depot Inc./(1)/                                85,430       1,260,947
Penney (J.C.) Co. Inc. (Holding Co.)                  74,147       1,706,122
RadioShack Corp.                                      46,757         876,226
Sears, Roebuck and Co.                                87,545       2,096,703
Staples Inc./(1)/                                    130,253       2,383,630
Starbucks Corp./(1)/                                 107,517       2,191,196
Target Corp.                                         251,513       7,545,390
Tiffany & Co.                                         40,285         963,214
TJX Companies Inc.                                   146,384       2,857,416
Toys R Us Inc./(1)/                                   58,659         586,590
Walgreen Co.                                         283,779       8,283,509
Wal-Mart Stores Inc.                               1,222,359      61,741,353
Wendy's International Inc.                            31,919         864,047
Yum! Brands Inc./(1)/                                 81,811       1,981,462
                                                                ------------
                                                                 159,859,460

Semiconductors 2.69%
Advanced Micro Devices Inc./(1)/                      95,331         615,838
Altera Corp./(1)/                                    105,920       1,307,053
Analog Devices Inc./(1)/                             101,269       2,417,291
Applied Materials Inc./(1)/                          456,281       5,945,341
Applied Micro Circuits Corp./(1)/                     83,336         307,510
Broadcom Corp. "A"/(1)/                               76,318       1,149,349

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS(continued)                     December 31, 2002

Security Name                                   Shares          Value
------------------------------------------------------------------------
Intel Corp.                                    1,834,728  $   28,566,715
KLA-Tencor Corp./(1)/                             52,280       1,849,144
Linear Technology Corp.                           86,480       2,224,266
LSI Logic Corp./(1)/                             102,779         593,035
Maxim Integrated Products Inc.                    88,779       2,933,258
Micron Technology Inc./(1)/                      167,443       1,630,895
National Semiconductor Corp./(1)/                 49,964         749,960
Novellus Systems Inc./(1)/                        41,127       1,154,846
NVIDIA Corp./(1)/                                 42,227         486,033
PMC-Sierra Inc./(1)/                              46,151         256,600
QLogic Corp./(1)/                                 25,949         895,500
Teradyne Inc./(1)/                                50,592         658,202
Texas Instruments Inc.                           479,278       7,193,963
Xilinx Inc./(1)/                                  93,460       1,925,276
                                                          --------------
                                                              62,860,075

Software 5.45%
Adobe Systems Inc.                                65,516       1,624,862
Autodesk Inc.                                     31,314         447,790
Automatic Data Processing Inc.                   165,898       6,511,497
BMC Software Inc./(1)/                            65,334       1,117,865
Citrix Systems Inc./(1)/                          47,530         585,570
Computer Associates International Inc.           158,918       2,145,393
Compuware Corp./(1)/                             104,793         503,006
Electronic Arts Inc./(1)/                         39,105       1,946,256
First Data Corp.                                 208,345       7,377,496
Fiserv Inc./(1)/                                  53,000       1,799,350
IMS Health Inc.                                   77,938       1,247,008
Intuit Inc./(1)/                                  56,881       2,668,857
Mercury Interactive Corp./(1)/                    23,385         693,365
Microsoft Corp./(1)/                           1,480,581      76,546,038
Novell Inc./(1)/                                 100,672         336,244
Oracle Corp./(1)/                              1,483,370      16,020,396
Parametric Technology Corp./(1)/                  72,157         181,836
PeopleSoft Inc./(1)/                              86,613       1,585,018
Rational Software Corp./(1)/                      53,937         560,405
Siebel Systems Inc./(1)/                         134,033       1,002,567
Yahoo! Inc./(1)/                                 163,765       2,677,558
                                                          --------------
                                                             127,578,377

Telecommunication Equipment 0.81%
ADC Telecommunications Inc./(1)/                 220,052         459,909
Andrew Corp./(1)/                                 27,122         278,814
Avaya Inc./(1)/                                  100,020         245,049
CIENA Corp./(1)/                                 119,237         612,878
Comverse Technology Inc./(1)/                     52,190         522,944
JDS Uniphase Corp./(1)/                          391,304         966,521
Lucent Technologies Inc./(1)/                    952,066       1,199,603
Motorola Inc.                                    637,058       5,510,552
QUALCOMM Inc./(1)/                               217,375       7,910,276
Scientific-Atlanta Inc.                           42,805         507,667
Tellabs Inc./(1)/                                114,412         831,775
                                                          --------------
                                                              19,045,988

Telecommunications 1.80%
AT&T Wireless Services Inc./(1)/                 750,014       4,237,579
Citizens Communications Co./(1)/                  78,015         823,058
Corning Inc./(1)/                                318,577       1,054,490
Nextel Communications Inc. "A"/(1)/              266,619       3,079,449
Qwest Communications International Inc./(1)/     469,256       2,346,280
Sprint Corp. (PCS Group)/(1)/                    276,515       1,211,136
Verizon Communications Inc.                      757,559      29,355,411
                                                          --------------
                                                              42,107,403

Telephone 2.26%
Alltel Corp.                                      86,109       4,391,559
AT&T Corp.                                       213,290       5,569,002
BellSouth Corp.                                  514,759      13,316,815
CenturyTel Inc.                                   39,454       1,159,159
SBC Communications Inc.                          919,390      24,924,663
Sprint Corp. (FON Group)                         247,643       3,585,871
                                                          --------------
                                                              52,947,069

Textiles 0.09%
Cintas Corp.                                      47,098       2,154,734
                                                          --------------
                                                               2,154,734

Tobacco 1.10%
Philip Morris Companies Inc.                     572,900      23,219,637
R.J. Reynolds Tobacco Holdings Inc.               24,477       1,030,726
UST Inc.                                          46,743       1,562,618
                                                          --------------
                                                              25,812,981

Toys/Games/Hobbies 0.12%
Hasbro Inc.                                       47,830         552,437
Mattel Inc.                                      121,025       2,317,629
                                                          --------------
                                                               2,870,066

Transportation 1.48%
Burlington Northern Santa Fe Corp.               104,617       2,721,088
CSX Corp.                                         58,978       1,669,667
FedEx Corp.                                       82,555       4,476,132
Norfolk Southern Corp.                           107,566       2,150,244
Union Pacific Corp.                               70,120       4,198,084
United Parcel Service Inc. "B"                   309,187      19,503,516
                                                          --------------
                                                              34,718,731

Trucking & Leasing 0.02%
Ryder System Inc.                                 17,230         386,641
                                                          --------------
                                                                 386,641
------------------------------------------------------------------------
Total Common Stocks (Cost: $ 2,647,065,540)                2,244,860,969
------------------------------------------------------------------------

                                            Shares or
Security                                    Face Value           Value
-------------------------------------------------------------------------
Short Term Instruments 5.84%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       122,039,520     122,039,520
BlackRock Temp Cash Money Market Fund          5,643,616       5,643,616
Dreyfus Money Market Fund                        486,519         486,519
Goldman Sachs Financial Square Prime
  Obligation Fund                                423,822         423,822
U.S. Treasury Bill
  1.17%/(2)/, 03/27/03/(3)/                $   8,150,000       8,127,938
------------------------------------------------------------------------
Total Short Term Instruments  (Cost:$136,722,011)            136,721,415
------------------------------------------------------------------------
Total Investments in Securities
  (Cost $2,783,787,551) 101.78%                            2,381,582,384
Other Assets, Less Liabilities (1.78%)                       (41,663,299)
------------------------------------------------------------------------
NET ASSETS 100.00%                                        $2,339,919,085
========================================================================

/(1)/ Non-income earning securities.
/(2)/ Yield to Maturity.
/(3)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
Investments in securities, at value (including securities on loan/(1)/)        $ 2,381,582,384
(Cost: $2,783,787,551) (Note 1)
Receivables:
  Dividends and interest                                                             3,890,765
  Due from broker - variation margin                                                   146,195
                                                                               ---------------
Total Assets                                                                     2,385,619,344
                                                                               ---------------

LIABILITIES
Payables:
  Collateral for securities loaned (Note 4)                                         45,475,450
  Due to Bank                                                                            1,736
  Advisory fees (Note 2)                                                               223,073
                                                                               ---------------
Total Liabilities                                                                   45,700,259
                                                                               ---------------
NET ASSETS                                                                     $ 2,339,919,085
                                                                               ===============

/(1)/ Securities on loan with market value of $43,498,462. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $113,931)                       $   40,333,823
   Interest                                                                          1,442,527
   Securities lending income                                                            92,278
                                                                                --------------
Total investment income                                                             41,868,628
                                                                                --------------

EXPENSES (NOTE 2)
   Advisory fees                                                                     1,291,462
                                                                                --------------
Total expenses                                                                       1,291,462
                                                                                --------------
NET INVESTMENT INCOME                                                               40,577,166

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                                       (236,862,884)
   Net realized loss on futures contracts                                          (18,956,405)
   Net change in unrealized appreciation (depreciation) of investments            (454,424,345)
   Net change in unrealized appreciation (depreciation) of futures contracts        (2,667,819)
                                                                                --------------
Net loss on investments                                                           (712,911,453)
                                                                                --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             ($672,334,287)
                                                                                ==============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Year Ended   For the Year Ended
                                                                                       December 31, 2002    December 31, 2001
                                                                                       -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                               $      40,577,166    $      37,024,939
   Net realized loss                                                                        (255,819,289)         (12,632,674)
   Net change in unrealized appreciation (depreciation)                                     (457,092,164)        (404,143,934)
                                                                                       -----------------    -----------------
Net decrease in net assets resulting from operations                                        (672,334,287)        (379,751,669)
Interestholder transactions:
   Contributions                                                                           1,124,925,648          931,988,808
   Withdrawals                                                                              (904,586,226)        (988,412,872)
                                                                                       -----------------    -----------------
Net increase (decrease) in net assets resulting from interestholder transactions             220,339,422          (56,424,064)
                                                                                       -----------------    -----------------
Decrease in net assets                                                                      (451,994,865)        (436,175,733)

NET ASSETS:
Beginning of year                                                                          2,791,913,950        3,228,089,683
                                                                                       -----------------    -----------------
End of year                                                                            $   2,339,919,085    $   2,791,913,950
                                                                                       =================    =================

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2002

1.  Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Security Valuation -- The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

    Security Transactions and Income Recognition -- Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

    Federal Income Taxes -- MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    Futures Contracts -- The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
December 31, 2002

    As of December 31, 2002, the open futures contracts outstanding were as follows:

                                             Expiration      Notional       Net Unrealized
    Number of Contracts      Futures Index      Date      Contract Value     Depreciation
    -------------------      -------------   ----------   --------------    --------------
    361                       S&P 500         03/20/03      $79,320,725       ($2,398,295)

    The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,150,000.

    Repurchase Agreements -- The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2002.

2.  Agreements and Other Transactions with Affiliates

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

    Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

    Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

--------------------------------------------------------------------------------

3.  Investment Portfolio Transactions

    Investment transactions (excluding short-term investments) for the year ended December 31, 2002, were as follows:

    Purchases at cost               $491,534,041
    Sales proceeds                   300,747,965

    At December 31, 2002, the cost of investments for federal income tax purposes was $2,891,970,317. Net unrealized depreciation aggregated $510,387,933, of which $94,505,075 represented gross unrealized appreciation on securities and $604,893,008 represented gross unrealized depreciation on securities.

4.  Portfolio Securities Loaned

    The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of December 31, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.  Financial Highlights

    Financial highlights for the Master Portfolio were as follows:

                                                   Year Ended    Year Ended    Year Ended   Period Ended   Year Ended    Year Ended
                                                  December 31,  December 31,  December 31,  December 31,  February 28,  February 28,
                                                      2002          2001          2000        1999/1/         1999          1998
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Ratio of expenses to average net assets/2/            0.05%         0.05%         0.05%         0.05%         0.05%         0.05%
Ratio of net investment income to average net
assets/2/                                             1.57%         1.31%         1.22%         1.44%         1.61%         1.89%
Portfolio turnover rate                                 12%            9%           10%            7%           11%            6%
Total return                                        (22.05%)      (11.96%)       (9.19%)       19.82%/3/     19.65%        34.77%

/1/ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

/2/  Annualized for periods of less than one year.

/3/  Not annualized.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

S&P 500 INDEX MASTER PORTFOLIO
================================================================================
TRUSTEES INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the Investment Company Act of 1940. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

Interested Trustees and Officers

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Other Public Company
                                  Position(s), Length        Principal Occupations                     and Investment
Name, Age, and Address             of Time Served             During Past 5 Years                       Company Directorships
=================================================================================================================================
Lee T. Kranefuss,* 40             Trustee since              Chief Executive Officer of the            None.
45 Fremont Street                 November 16, 2001,         Individual Investors Business of
San Francisco, CA 94105           Chairman and President     Barclays Global Investors, N.A. ("BGI")
---------------------------------------------------------------------------------------------------------------------------------
Michael A. Latham, 37             Treasurer and Chief        Director of Mutual Fund Delivery of       None.
45 Fremont Street                 Financial Officer          the Individual Investors Business of
San Francisco, CA 94105                                      BGI (since 2000); Head of Operations,
                                                             BGI Europe (1997-2000); Manager of
                                                             Portfolio Accounting Group (1994-1997)
---------------------------------------------------------------------------------------------------------------------------------
Richard H. Blank, Jr., 46         Secretary                  Senior Vice President of Stephens Inc.    Director of Capo, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Independent Trustees

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Other Public Company
                                  Position(s), Length        Principal Occupations                     and Investment
Name and Age                      of Time Served             During Past 5 Years                       Company Directorships
=================================================================================================================================
Mary G. F. Bitterman, 58          Trustee since              President and Chief Executive             Director of Pacific
                                  November 16, 2001          Officer of The James Irvine               Century Financial
                                                             Foundation (non-profit foundation);       Corporation/Bank of
                                                             President and Chief Executive             Hawaii.
                                                             Officer of KQED, Inc. (public
                                                             television and radio) from 1993-2002.
---------------------------------------------------------------------------------------------------------------------------------
Jack S. Euphrat, 80               Trustee since              Private Investor                          None.
                                  October 20, 1993
---------------------------------------------------------------------------------------------------------------------------------
W. Rodney Hughes, 76              Trustee since              Private Investor                          Trustee of the Wells Fargo
                                  October 20, 1993                                                     Funds (oversees 96
                                                                                                       portfolios); President of
                                                                                                       Wells Fargo Funds
                                                                                                       November 1999 to May 2000.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 * Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
TRUSTEES INFORMATION (Unaudited)(continued)

Independent Trustees (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Other Public Company
                                  Position(s), Length        Principal Occupations                     and Investment
Name and Age                      of Time Served             During Past 5 Years                       Company Directorships
=================================================================================================================================
Richard K. Lyons, 41              Trustee since              Professor, University of California,      Director of Matthews
                                  November 16, 2001          Berkeley: Haas School of Business;        Asian Funds (oversees
                                                             Member, Council of Foreign Relations      6 portfolios).
---------------------------------------------------------------------------------------------------------------------------------
Leo Soong, 56                     Trustee since              Managing Director of CG Roxane LLC        None.
                                  February 9, 2000           (water company); Co-Founder of
                                                             Crystal Geyser Water Co.; President of
                                                             Crystal Geyser Water Co. (through 2000).
---------------------------------------------------------------------------------------------------------------------------------

 STRONG INDEX 500 FUND
 ===============================================================================
 DIRECTORS AND OFFICERS

 Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the Investment Company Act of 1940 because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 28 registered open-end management investment companies consisting of 73 mutual funds ("Strong Funds").

*Richard S. Strong (DOB 5-12-42), Director of Strong Funds since 1981 and
 Chairman of the Board of the Strong Funds since October 1991.
   Mr. Strong has been a Director of the Advisor since September 1981; Chairman of the Advisor since October 1991; Chief Investment Officer of the Advisor since January 1996; Security Analyst and Portfolio Manager of the Advisor since 1985; Chief Executive Officer of the Advisor from 1974 to 1985; Chairman of Strong Financial Corporation (holding company) since May 2001; Director and Chairman of Strong Service Corporation (an investment advisor) since 1995; Director and Chairman of Strong Investor Services, Inc. (a transfer agent and administrator) since July 2001. Mr. Strong founded the Advisor in 1974 and has been in the investment management business since 1967.

 Willie D. Davis (DOB 7-24-34), Director of Strong Funds since July 1994.
   Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company) since 1990; Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998; Bassett Furniture Industries, Inc. since 1997; Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.) since 1994; Johnson Controls, Inc. (an industrial company) since 1992; MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990; Dow Chemical Company since 1988; Kmart Corporation (a discount consumer products company) since 1985; Sara Lee Corporation (a food/consumer products company) since 1983; Alliance Bank since 1980; and Alliance Insurance (formerly the Fireman's Fund) (an insurance company) from 1975 to 1990; Trustee of the University of Chicago since 1980 and Marquette University since 1988.

 Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.
   Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002; Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen, Mr. Greer provided representation to the Independent Directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen has provided representation to the Independent Directors of the Strong Funds since 1991.

 Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.
   Mr. Kritzik has been Partner of Metropolitan Associates since 1962; Director of Aurora Health Care since September 1987; Wisconsin Health Information Network since November 1997; and Health Network Ventures, Inc. from 1992 to April 2000; Member of the Board of Governors of Snowmass Village Resort Association from October 1999 until October 2002.

 Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.
   Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001; former President of the Reserve Homeowners Association.

 William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.
   Mr. Vogt has been Senior Vice President of IDX Systems Corporation since June 2001; President of Vogt Management Consulting, Inc. from July 1990 to June 2001; Executive Director of University Physicians of the University of Colorado from April 1982 to June 1990; former Fellow of the American College of Medical Practice Executives.

STRONG INDEX 500 FUND
================================================================================
DIRECTORS AND OFFICERS (continued)

Susan A. Hollister (DOB 7-8-68), Vice President and Assistant Secretary of the Strong Funds since July 2000.
   Ms. Hollister has been Associate Counsel of Strong Financial Corporation since December 2001; Associate Counsel of the Advisor from July 1999 to December 2001; Assistant Executive Vice President and Assistant Secretary of the Advisor since November 2002; Assistant Secretary of Strong Investor Services, Inc. since November 2002; Assistant Executive Vice President of the Advisor from April 2001 to December 2001; Assistant Secretary of the Advisor from August 2000 to December 2001; Vice President of the Advisor from August 2000 to April 2001; Deposit Operations Supervisor for First Federal Savings Bank, LaCrosse - Madison from December 1993 to August 1996. From August 1996 to May 1999, Ms. Hollister completed a Juris Doctor at the University of Wisconsin Law School.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.
   Mr. Smirl has been Assistant Executive Vice President since December 2001; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor since December 2001; Senior Counsel of Strong Financial Corporation since December 2001; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of Strong Investments, Inc. ("Distributor") since November 2001; Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000; Lead Counsel of the Distributor from July 2000 to November 2001; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.
   Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2002; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2002; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.
   Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Secretary and Assistant Treasurer of Strong Financial Corporation since December 2001; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc. since July 2001; Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999; Accounting and Business Advisory Manager at Arthur Andersen LLP (Milwaukee office) from May 1992 to May 1997; Accountant at Arthur Andersen LLP from June 1987 to May 1992.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.
   Mr. Zoeller has been Secretary of the Advisor since December 2001; Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc. since October 1993; Executive Vice President and Secretary of Strong Investor Services, Inc. since July 2001; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; Senior Vice President of the Advisor from February 1998 to April 2001; Treasurer and Controller of the Advisor from October 1991 to February 1998; Controller of the Advisor from August 1991 to October 1991; Assistant Controller of the Advisor from August 1989 to August 1991; Senior Accountant at Arthur Andersen LLP from September 1986 to August 1989.

   Except for Messrs. Davis, Kritzik, Vogt, and Malicky, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis's address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047.

   The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

Directors
  Richard S. Strong
  Willie D. Davis
  Gordon B. Greer
  Stanley Kritzik
  Neal Malicky
  William F. Vogt

Officers
  Richard S. Strong, Chairman of the Board
  Thomas M. Zoeller, Vice President
  Richard W. Smirl, Vice President and Secretary
  Susan A. Hollister, Vice President and Assistant Secretary
  Gilbert L. Southwell III, Assistant Secretary
  John W. Widmer, Treasurer

Investment Advisor
  Barclays Global Fund Advisors
  45 Fremont Street, San Francisco, California 94105

Distributor
  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodian
  Investors Bank & Trust Company
  89 South Street, Boston, Massachusetts 02111

Independent Accountants
  PricewaterhouseCoopers LLP
  333 Market Street, San Francisco, California 94105

Legal Counsel
  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin 53202

[STRONG LOGO]

--------------------------------------------------------------------------------

Strong Investments
P.O. Box 2936 | Milwaukee, WI 53201
www.Strong.com

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through
Strong Investments, Inc. RT30273 03-03                        AINDEX/WH3135 1202